Average Annual Total Returns	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended	125 Months Ended	157 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%		15.00%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	6.86%		8.09%		11.01%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	4.61%	6.74%	5.31%	4.33%
MSCI World Ex USA Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.15%	4.64%		6.11%	5.32%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.86%	2.30%	6.16%
MSCI All Country World ex-USA Index
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	4.61%		5.32%
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.42%	2.54%		8.36%		11.36%
Performance Inception Date						Dec. 15, 2011
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.06%	(0.76%)		5.77%		9.15%
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	2.03%		6.64%		9.43%
The Brown Capital Management International All Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.59%)	3.40%		4.76%	3.93%
Performance Inception Date					Aug. 01, 2014
The Brown Capital Management International All Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.59%)	3.15%		4.39%	3.56%
The Brown Capital Management International All Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.35%)	2.61%		3.64%	2.96%
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	7.96%	11.43%
Performance Inception Date			Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	7.62%	11.10%
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	6.24%	9.36%
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	2.35%		8.15%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.50%	(1.07%)		5.48%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.20%	1.89%		6.47%
The Brown Capital Management International All Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.83%)	3.17%		4.50%
The Brown Capital Management International All Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.83%)	2.91%		4.18%
The Brown Capital Management International All Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.49%)	2.42%		3.45%
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	7.71%	11.16%
Performance Inception Date			Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	7.38%	10.82%
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	6.05%	9.12%